10-Q DEBT OBLIGATIONS	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
Debt at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
GHF Secured Promissory Note – 6% interest, due December 15, 2024	$5,000,000	$—
Georges Trust Unsecured Promissory Notes - 12% interest, due September 2021	—	1,389,014
Concorde Trust Unsecured Promissory Notes - 12% interest, due September 2021	—	683,263
Bean Trust Unsecured Promissory Note - 12% interest, due September 2021	—	290,386
GHF Inc Unsecured Promissory Note - 12% interest, due September 2021	—	916,712
Note Payable (Caterpillar Financial Services) - 5.7% interest.	—	404,373
Total debt	5,000,000	3,683,748
Less: debt discounts and issuance costs	(513,744)	(126,043)
Total debt, net of discounts	4,486,256	3,557,705
Less: current maturities	—	(3,557,705)
Long-term debt, net of discounts and issuance costs	$4,486,256	$—
Concorde Trust, Bean Trust, Georges Trust, GHF, Inc. & Scott H. Jolcover Unsecured Promissory Notes
We entered into a long-term promissory note ("GHF 2021 Note") with GHF, Inc. on December 15, 2021, with a principal amount of $5,000,000, of which $4,550,000 was funded and $450,000 was an original issue discount ("OID"). The full principal is due on December 15, 2024. Interest is payable monthly at a rate of 6% annually. Prepayment is allowed in full or in part at any time without premium or penalty. The loan is secured by all non-mining related assets of the Company, Silver Springs land and water rights, and the Daney Ranch, excluding the Lucerne and Dayton properties. The Company is required to prepay the promissory note with any net cash proceeds received in the sale of any collateral. If the promissory note has not been paid in full on or prior to December 15, 2022, the Company will issue warrants to GHF allowing them to purchase 1,000,000 shares of the Company’s common stock, half of which are exercisable at a price per share of 150% of the 20-day volume weighted average closing price (“VWAP”) of the Company’s common stock on its primary trading market for the 20 consecutive trading days preceding December 15, 2021, and the remainder at a price per share of 135% of the 20-day VWAP as determined on December 15, 2022. At December 31, 2021, the warrants were valued at $70,879. We recognized interest expense of $19,720 during the year ended December 31, 2021 in connection with the GHF 2021 Note.
On August 6, 2020, the Company entered into three unsecured promissory notes (together with the additional promissory notes with the Concorde Trust and GHF Inc. described below, the "Promissory Notes") with an original aggregate principal amount of $4,475,000, an original issue discount ("OID") of $225,000, and an interest rate of 12% per annum payable monthly, and a maturity date of September 20, 2021. On October 1, 2020, the Company revised and divided the Concorde Trust promissory note of $3.68 million into two separate Promissory Notes totaling the same amount, that is, a new promissory note to Georges Trust for $3.04 million and a revised promissory note to Concorde Trust for $0.64 million, representing entities under common control with one another but not with the Company. This note was paid in full during 2021.
On October 1, 2020, the Company paid the Scott H. Jolcover promissory notes in full, with a principal payment of $150,000 plus OID of $1,216. At December 31, 2020, the former employee had no outstanding Promissory Notes, and had received $2,876 in payments of interest and $151,216 in payments of principal during the year ended December 31, 2020. On October 5, 2020, the Company paid $1.7 million in principal for the Georges, Concorde, and Bean Promissory Notes, plus earned OID of $15,143. On October 9, 2020, the Company paid an additional $0.5 million in principal for the remaining Promissory Notes, plus earned OID of $4,716. These payments reduced the principal balance on the notes to approximately $1.9 million. This note was paid in full during 2021.
On December 4, 2020, the Company entered into two additional Promissory Notes with the Concorde Trust and GHF Inc., which had an original aggregate principal amount of $1,309,589, were issued at an original issue discount of $59,589, bore interest at a rate of 12% per annum payable monthly, and mature on September 20, 2021. This note was paid in full during 2021.
Interest expense on the Promissory Notes was $139,213 for the year ended December 31, 2021, including OID amortization of $71,289. Accrued interest of $31,700 was included in accounts payable on the consolidated balance sheets at December 31, 2021. Interest expense on the Promissory Notes was $223,543 for the year ended December 31, 2020 including OID amortization of $66,868.
GF Comstock 2 LP
On January 13, 2017, the Company issued a $10.7 million Debenture to GF Comstock 2 LP ("Debenture") due January 13, 2021. Interest was payable semi-annually. The Debenture was issued at a discount of approximately $0.6 million and with additional issuance costs of approximately $0.5 million. The Debenture also required an additional make whole obligation totaling approximately $0.7 million. The Company recorded the Debenture at face value on the consolidated balance sheets, net of the discount, issuance costs and make whole obligation, which approximated its estimated fair value. The discount, issuance costs and make whole obligation were amortized to interest expense during the term of the Debenture.
On August 11, 2020, the Company retired the Debenture by paying the remaining principal balance of $4.0 million, plus the remaining make whole obligation of $0.2 million and recognized a loss on early retirement of debt of $51,000. Interest expense on the Debenture was $0.4 million for the year ended December 31, 2020 of which Tonogold reimbursed $0.3 million for the year ended December 31, 2020, which was netted against interest expense in the consolidated statements of operations.
Caterpillar Equipment Facility
On June 27, 2016, the Company completed an agreement with Caterpillar Financial Services Corporation ("CAT") relating to certain finance and lease agreements for equipment (the “CAT Agreement”). The Company paid down its obligations with the net proceeds from the financed and leased equipment sold during the second and third quarters of 2016, with the remaining balance to be paid off from a monthly payment schedule of primarily $29,570 monthly payments until the amounts have been paid in full. The note held an interest rate of 5.7% per annum. The obligations were recorded at face value on the consolidated balance sheets, which approximated fair value.
On June 29, 2020, Comstock and CAT modified the CAT Agreement allowing for four months of deferred payments, with no extension of terms, beginning with the May 1, 2020, payment and extending through August 1, 2020. Interest payable for the four deferred payments was added to principal, after which payment amounts were increased to $37,817 per month, beginning on September 1, 2020. On March 4, 2021, we retired the Caterpillar Financial Services loan by paying the remaining principal balance of $296,171.
DEBT OBLIGATIONS
Debt at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
GHF Secured Promissory Note – 6% interest, due December 15, 2024	$5,000,000	$5,000,000
Less: debt discounts and issuance costs	(470,932)	(513,744)
Total debt, net of discounts and issuance costs	4,529,068	4,486,256
GHF, Inc. Unsecured Promissory Notes
We entered into a long-term promissory note ("GHF 2021 Note") with GHF, Inc. on December 15, 2021, with a principal amount of $5,000,000, of which $4,550,000 was funded and $450,000 was an original issue discount ("OID"). The full principal is due on December 15, 2024. Interest is payable monthly at a rate of 6% annually. Prepayment is allowed in full or in part at any time without premium or penalty. The loan is secured by all non-mining related assets of the Company, Silver Springs land and water rights, and the Daney Ranch, excluding the Lucerne and Dayton properties. The Company is required to prepay the promissory note with any net cash proceeds received in the sale of any collateral. If the promissory note has not been paid in full on or prior to December 15, 2022, the Company will issue warrants to GHF allowing them to purchase 1,000,000 shares of the Company’s common stock, half of which are exercisable at a price per share of 150% of the 20-day volume weighted average closing price (“VWAP”) of the Company’s common stock on its primary trading market for the 20 consecutive trading days preceding December 15, 2021, and the remainder at a price per share of 135% of the 20-day VWAP as determined on December 15, 2022. At December 31, 2021, the warrants were valued at $70,879. We recognized interest expense of $86,301 which includes OID amortization of $42,812 during the three months ended March 31, 2022 in connection with the GHF 2021 Note.
Concorde Trust, Bean Trust, Georges Trust, GHF, Inc. & Scott H. Jolcover Unsecured Promissory Notes
On March 4, 2021, we retired our unsecured promissory notes ("Promissory Notes") by paying the remaining principal balance of $3.1 million plus earned OID of $0.1 million. For the three months ended March 31, 2021, interest expense on the Promissory Notes was $139,213, which includes OID amortization of $71,289.